Collaboration and License Agreements - Summary of Reconciliation of Deferred Revenue Related to Collaboration Agreement (Detail) - Collaboration Agreement [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Balance	$ 12,890	$ 26,691
Cumulative effect of adoption of accounting standard		1,299
Additions to deferred revenue	8,826	18,486
Revenue recognized	(21,716)	(33,586)
Balance	$ 0	$ 12,890